Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill
Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2018		$311,943
Additions	13	297,010
Effect of change in exchange rates		(46)
Balance as of June 30, 2019		$608,907
Additions	13	36,261
Effect of change in exchange rates		(28)
Balance as of June 30, 2020		$645,140

Schedule of intangible assets
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	1 - 12 years
Customer relationships	2 - 10 years
Acquired developed technology	2 - 7 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2019
Opening cost balance	$21,745	$137,050	$58,684	$217,479
Additions	5,550	72,589	67,168	145,307
Disposals	—	(12,443)	—	(12,443)
Effect of change in exchange rates	—	(103)	—	(103)
Closing cost balance	27,295	197,093	125,852	350,240

Opening accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Amortization charge	(7,796)	(27,990)	(21,015)	(56,801)
Disposals	—	11,365	—	11,365
Effect of change in exchange rates	—	73	—	73
Closing accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Net book amount	$9,467	$78,570	$62,938	$150,975

As of June 30, 2020
Opening cost balance	$27,295	$197,093	$125,852	$350,240
Additions	500	18,100	2,650	21,250
Disposals	—	(449)	—	(449)
Closing cost amount	27,795	214,744	128,502	371,041

Opening accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Amortization charge	(5,377)	(29,072)	(8,086)	(42,535)
Disposals	—	449	—	449
Closing accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Net book amount	$4,590	$67,598	$57,502	$129,690